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                                ROPES & GRAY LLP
                                ONE METRO CENTER
                               700 12TH STREET, NW
                                    SUITE 900
                            WASHINGTON, DC 20005-3948
                                 (202) 508-4615


October 6, 2005

VIA EDGAR

Securities and Exchange Commission
Filing Desk
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re: American Performance Funds (Registration Nos.): 033-35190 and 811-6114 Post-Effective Amendment No. 36 to the Registration Statement

Dear Sir or Madam:

      On behalf of the American Performance Funds (the "Trust") and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), accompanying this letter for filing is a conformed copy of Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A. Manually executed signature pages and consents have been obtained prior to the time of this electronic filing and will be retained by the Trust for five years.

         The purpose of this filing is to (1) revise disclosure for the Trust,
(2) eliminate the sales charges on certain funds, (3) add an institutional class of shares to certain funds, (4) incorporate disclosure regarding portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' securities ownership in response to new regulatory requirements, (5) add four new series of shares to the Trust: the American Performance U.S. Large Cap Equity Fund, the American Performance U.S. Mid Cap Equity Fund, the American Performance U.S. Small Cap Equity Fund, and the American Performance U.S. Tax-Efficient Mid Cap Equity Fund, (6) change the name of the American Performance Equity Fund to the American Performance U.S. Tax-Efficient Large Cap Equity Fund and modify its investment policies, (7) change the name of the American Performance Small Cap Equity Fund to the American Performance U.S. Tax-Efficient Small Cap Equity Fund and modify its investment policies, and (8) create a separate prospectus for the American Performance Growth Equity Fund. The majority of the Prospectus (Part A) and Statement of Additional Information (Part B) for the four new series are substantially similar to that of the other equity series of the American Performance Funds. The major differences are in the Fund profile page, the fee table, and the investment practices sections of the prospectuses.

      Please call me at (202) 508-4615 if you have any questions regarding this filing.

                               Sincerely,

                               /s/ KATHERINE MILIN

                               Katherine Milin